Recapitalization - Schedule of Common Stock to be issued of the Business Combination (Details) - Class A Common Stock [Member]	9 Months Ended
Sep. 30, 2025 shares
Schedule of Common Stock to be issued of the Business Combination [Member]
NVAC Public Shares, outstanding prior to the Business Combination	101,777
Less: Redemption of NVAC Class A common stock	(400)
Public shares of NVAC	101,377
NVAC Founder Shares, outstanding prior the Business Combination	4,033,520
NVAC Representative Shares converted to Class A Common shares	450,000
NVAC Shares from Rights converted to Class A common shares	1,897,500
Profusa Shares [Member]
Business Combination shares
Business combination shares	8,593,991
Issuance of Shares in Connection with PIPE [Member]
Business Combination shares
Business combination shares	2,901,833
Conversion of Notes into Shares [Member]
Business Combination shares
Business combination shares	14,782,446
Common Stock Immediately after the Business Combination [Member]
Business Combination shares
Business combination shares	32,760,667